Segment Information - Schedule of Allocation of Revenue Based on Geography (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	[1]	$ 530,614	$ 523,940	$ 411,162
Argentina [member]
Segment Reporting Information [Line Items]
Revenues		122,656	137,843	109,695
Brazil [member]
Segment Reporting Information [Line Items]
Revenues		165,688	151,550	115,636
Uruguay [member]
Segment Reporting Information [Line Items]
Revenues		142,902	145,534	111,617
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenues		$ 99,368	$ 89,013	$ 74,214

[1]	Includes $ 43,975, $ 37,000 and $ 27,008 for related party transactions for the years 2018, 2017 and 2016, respectively. See note 15.